Restrictions on Cash and Due from Banks (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Minimum Average Reserve Balances Required By Banking Regulators	$ 53	$ 53
Balances held at the central banks and other financial institutions	$ 48,400	$ 49,500